UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments:

Putnam VT Multi-Cap Value Fund

The fund's portfolio
3/31/17 (Unaudited)

COMMON STOCKS (97.4%)(a)
	Shares	Value

Aerospace and defense (2.3%)

L3 Technologies, Inc.	1,819	$300,663

Northrop Grumman Corp.	2,600	618,384

		919,047
Banks (14.4%)

Bank of America Corp.	55,960	1,320,093

BankUnited, Inc.	6,936	258,782

Capital Bank Financial Corp. Class A	5,300	230,020

First Republic Bank	11,670	1,094,763

KeyCorp	46,250	822,325

Old National Bancorp	16,160	280,376

PacWest Bancorp	19,390	1,032,711

Regions Financial Corp.	42,940	623,918

		5,662,988
Building products (1.3%)

Johnson Controls International PLC	12,262	516,475

		516,475
Capital markets (1.5%)

E*Trade Financial Corp.(NON)	16,610	579,523

		579,523
Chemicals (3.6%)

Celanese Corp. Ser. A	4,310	387,254

CF Industries Holdings, Inc.(S)	4,380	128,553

Olin Corp.	14,510	476,944

W.R. Grace & Co.	5,950	414,775

		1,407,526
Communications equipment (1.6%)

Harris Corp.	5,590	621,999

		621,999
Containers and packaging (5.2%)

Ball Corp.	12,610	936,419

Graphic Packaging Holding Co.	23,810	306,435

Sealed Air Corp.	18,240	794,899

		2,037,753
Electric utilities (2.6%)

Edison International	5,030	400,438

Exelon Corp.	17,804	640,588

		1,041,026
Electrical equipment (2.5%)

AMETEK, Inc.	18,052	976,252

		976,252
Energy equipment and services (1.4%)

Halliburton Co.	5,550	273,116

Weatherford International PLC(NON)	42,820	284,753

		557,869
Equity real estate investment trusts (REITs) (2.4%)

Equity Residential Trust	5,480	340,966

HCP, Inc.	10,620	332,194

Host Hotels & Resorts, Inc.	14,190	264,785

		937,945
Food products (2.2%)

J.M. Smucker Co. (The)	4,310	564,955

Pinnacle Foods, Inc.	5,061	292,880

		857,835
Health-care equipment and supplies (4.6%)

Becton Dickinson and Co.	2,260	414,574

Boston Scientific Corp.(NON)	29,550	734,909

C.R. Bard, Inc.	2,580	641,233

		1,790,716
Health-care providers and services (0.7%)

Universal Health Services, Inc. Class B	2,170	270,057

		270,057
Hotels, restaurants, and leisure (2.8%)

Aramark	11,220	413,681

Penn National Gaming, Inc.(NON)	17,514	322,783

Wynn Resorts, Ltd.(S)	3,180	364,460

		1,100,924
Independent power and renewable electricity producers (2.2%)

NRG Energy, Inc.	46,590	871,233

		871,233
Insurance (6.4%)

American International Group, Inc.	11,940	745,414

Assured Guaranty, Ltd.	5,000	185,550

Chubb, Ltd.	4,240	577,700

Hanover Insurance Group, Inc. (The)	3,590	323,315

Hartford Financial Services Group, Inc. (The)	8,316	399,750

RLI Corp.	4,383	263,068

		2,494,797
IT Services (3.9%)

Computer Sciences Corp.	12,550	866,076

Fidelity National Information Services, Inc.	8,200	652,884

		1,518,960
Leisure products (0.9%)

Brunswick Corp.	5,690	348,228

		348,228
Life sciences tools and services (2.0%)

Agilent Technologies, Inc.	14,920	788,820

		788,820
Machinery (3.9%)

Snap-On, Inc.	7,540	1,271,772

Wabtec Corp.(S)	3,310	258,180

		1,529,952
Metals and mining (1.0%)

Cliffs Natural Resources, Inc.(NON)	33,830	277,744

United States Steel Corp.	3,670	124,083

		401,827
Multi-utilities (1.0%)

Ameren Corp.	7,330	400,145

		400,145
Oil, gas, and consumable fuels (5.9%)

Anadarko Petroleum Corp.	5,870	363,940

Apache Corp.	6,940	356,647

EnCana Corp. (Canada)	30,820	360,902

EOG Resources, Inc.	6,410	625,296

Marathon Oil Corp.	26,120	412,696

QEP Resources, Inc.(NON)	14,751	187,485

		2,306,966
Personal products (1.3%)

Avon Products, Inc.(NON)	73,286	322,458

Edgewell Personal Care Co.(NON)	2,855	208,815

		531,273
Pharmaceuticals (7.0%)

Allergan PLC	4,330	1,034,524

Jazz Pharmaceuticals PLC(NON)	5,190	753,225

Mallinckrodt PLC(NON)(S)	17,910	798,249

Perrigo Co. PLC	2,570	170,622

		2,756,620
Real estate management and development (0.6%)

RE/MAX Holdings, Inc. Class A	4,017	238,811

		238,811
Road and rail (5.1%)

Genesee & Wyoming, Inc. Class A(NON)	9,790	664,349

Union Pacific Corp.	12,514	1,325,483

		1,989,832
Semiconductors and semiconductor equipment (0.8%)

Lam Research Corp.	2,550	327,318

		327,318
Specialty retail (2.2%)

Gap, Inc. (The)	9,530	231,484

TJX Cos., Inc. (The)	7,798	616,666

		848,150
Technology hardware, storage, and peripherals (2.1%)

Western Digital Corp.	5,570	459,692

Xerox Corp.	48,000	352,320

		812,012
Textiles, apparel, and luxury goods (1.4%)

Hanesbrands, Inc.(S)	25,790	535,400

		535,400
Thrifts and mortgage finance (0.6%)

Meta Financial Group, Inc.	2,530	223,905

		223,905

Total common stocks (cost $30,417,849)		$38,202,184

CONVERTIBLE PREFERRED STOCKS (1.4%)(a)
	Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.	640	$544,000

Total convertible preferred stocks (cost $655,248)		$544,000

SHORT-TERM INVESTMENTS (6.0%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 1.03%(AFF)	1,763,150	$1,763,150

Putnam Short Term Investment Fund 0.87%(AFF)	597,510	597,510

Total short-term investments (cost $2,360,660)		$2,360,660

TOTAL INVESTMENTS

Total investments (cost $33,433,757)(b)		$41,106,844

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through March 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $39,203,371.
(b)	The aggregate identified cost on a tax basis is $33,554,433, resulting in gross unrealized appreciation and depreciation of $8,688,575 and $1,136,164, respectively, or net unrealized appreciation of $7,552,411.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$901,779	$5,887,984	$5,026,613	$2,133	$1,763,150
	Putnam Short Term Investment Fund**	1,378,540	2,150,539	2,931,569	2,400	597,510
	Totals	$2,280,319	$8,038,523	$7,958,182	$4,533	$2,360,660
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,763,150, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,713,701.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$2,832,702	$—	$—
Consumer staples	1,389,108	—	—
Energy	2,864,835	—	—
Financials	8,961,213	—	—
Health care	5,606,213	—	—
Industrials	5,931,558	—	—
Information technology	3,280,289	—	—
Materials	3,847,106	—	—
Real estate	1,176,756	—	—
Utilities	2,312,404	—	—
Total common stocks	38,202,184	—	—
Convertible preferred stocks	—	544,000	—
Short-term investments	597,510	1,763,150	—

Totals by level	$38,799,694	$2,307,150	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 26, 2017